Accounts Receivable, Net	12 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following as of March 31, 2024 and 2023:

	As of March 31,
	2024	2023

Accounts receivable – third parties	$3,046,298	$2,867,308
Accounts receivable – related parties	-	-
Total accounts receivable, gross	3,046,298	2,867,308
Less: allowance for credit loss	(1,731,517)	(1,522,739)
Accounts receivable, net	$1,314,781	$1,344,569

Changes of allowance for credit loss for accounts receivable for the fiscal years ended March 31, 2024 and 2023 are as follows:

	For the years ended March 31,
	2024	2023

Beginning balance	$1,522,739	$762,992
Additional reserve through expect credit loss	285,264	820,352
Exchange rate difference	(76,486)	(60,605)
Ending balance	$1,731,517	$1,522,739

For the years ended March 31, 2024 and 2023, the Company record credit loss provision of $285,264 and $820,352, respectively.